Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Northquest Capital Fund Inc
Entity Central Index Key	dei_EntityCentralIndexKey	0001142728
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
NORTHQUEST CAPITAL FUND INC
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.
Expense [Heading]	rr_ExpenseHeading	FEE TABLE
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactional costs, such as commissions, when it buys and sells securities (or, "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.07% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	Fees and Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in small, large and mid-capitalization companies whose stock prices are considered by the Fund's advisor to be undervalued. Undervalued stocks are generally those with a low share price when measured against the value of the total company. The Fund uses an evaluation methodology in selecting common stocks. This methodology examines and evaluates a company's share price, its financial condition, management's use of capital, and other local and international influences that could affect a company's performance. A secondary goal of the Fund is to earn dividend income from common stocks. The Fund seeks to invest in companies that have adequate free cash flow to pay a dividend and consistently increase their dividends on an annual basis. The Fund’s portfolio may move to a defensive position by holding a higher amount of cash during periods of economic turmoil.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS The principal risks of investing in the Fund are: * Control and Ownership Risk. The Fund’s portfolio manager and immediate family members own a significant number of shares in the Fund. As a consequence, if these individuals decide to sell all of their shares at the same time, the Fund’s expenses (such as brokerage commission costs and taxes owed due to the distribution of capital gains) may increase and cause the Fund to underperform and not meet its investment objective. * Market and Regulatory Risk. This is the risk that the Fund's investments will fluctuate with the stock markets and that prices may sharply fall or rise over the short-term or long-term periods. These fluctuations or volatility can be significant at times and the Fund’s investments may lose value regardless of the individual performance of the companies in which the Fund invests. Volatility may occur due to market, economic, political, or social events or conditions such as government regulatory actions, tax law changes, wars, natural disasters, terrorist attacks, or pandemics which are not directly related to the Fund’s investments. Furthermore, some Fund investments may have foreign operations which may be subject to additional risks, including but not limited to currency exchange rates, tariffs, regulations, or other conditions in foreign countries. You may lose money by investing in the Fund. * Multi-cap Risk. The Fund's investment in small and medium capitalization (“cap”) stocks generally have a higher risk of business failure, lesser liquidity and greater volatility in market price. As a consequence, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. This may cause the Fund not to meet its investment objective. * Dividend Income Risk. There is no assurance that dividend income will be earned from the Fund's investments. * Growth Company Risk. Growth common stock securities may experience severe price swings when not meeting earnings or cash flow expectations; and may be out of favor with investors for a period of time despite favorable earnings reports. * Focused Portfolio Risk. The Fund is non-diversified which means that the Fund’s portfolio consists of a small number of companies. As a consequence, your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio. * Risk of Investing in a Managed Fund. The Fund may under perform other investments or indices as a result of investment selections recommended by the Fund's investment adviser. * Cybersecurity Risk. Cyber incidents may occur by accident or intentionally. The Fund or its service providers’ operations may be disrupted by such cyber attacks which could result in financial losses, trading issues, regulatory fines, an inability of shareholders to transact business, and other additional issues and costs. As a result, the Fund and its shareholders could be negatively affected.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risk of investing in the Fund by showing changes year to year (variability of performance). The bar chart shows the Fund performance over a ten-year period. The past performance of the Fund that will be shown will not be an indication of future results.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund that will be shown will not be an indication of future results
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

During the ten-year period shown in the bar chart the highest return for a quarter was 23.21% and the lowest return for a quarter was -21.21%. These returns occurred in quarters ending 06/30/20 and 03/31/20, respectively.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.21%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns: Periods Ended December 31, 2022 NorthQuest Capital Fund
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Tax figures for the Fund were calculated using the highest individual federal income tax bracket
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table shows the Fund's average annual return for the periods of 1 year, 5 years and 10 years and the effect of federal income taxes on these returns and compares those returns with the S&P500 Index with dividends reinvested, a broad measure of market performance. Tax figures for the Fund were calculated using the highest individual federal income tax bracket. Actual after-tax returns may be lower than those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax information does not apply to tax deferred accounts such as 401K plans and IRA's because such accounts are subject to taxation only upon distribution.

1 Year	rr_AverageAnnualReturnYear01	(26.09%)
5 Years	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10	10.42%
NORTHQUEST CAPITAL FUND INC | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.28%)
5 Years	rr_AverageAnnualReturnYear05	7.86%
10 Years	rr_AverageAnnualReturnYear10	9.19%
NORTHQUEST CAPITAL FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.30%)
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	8.43%
NORTHQUEST CAPITAL FUND INC | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	12.56%
NORTHQUEST CAPITAL FUND INC | NORTHQUEST CAPITAL FUND INC
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,802
Annual Return 2013	rr_AnnualReturn2013	25.79%
Annual Return 2014	rr_AnnualReturn2014	7.94%
Annual Return 2015	rr_AnnualReturn2015	(6.44%)
Annual Return 2016	rr_AnnualReturn2016	11.18%
Annual Return 2017	rr_AnnualReturn2017	22.73%
Annual Return 2018	rr_AnnualReturn2018	(2.34%)
Annual Return 2019	rr_AnnualReturn2019	35.75%
Annual Return 2020	rr_AnnualReturn2020	19.70%
Annual Return 2021	rr_AnnualReturn2021	32.58%
Annual Return 2022	rr_AnnualReturn2022	(26.09%)
NORTHQUEST CAPITAL FUND INC | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund
NORTHQUEST CAPITAL FUND INC | Stock Market Volatility [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	This is the risk that the Fund's investments will fluctuate with the stock markets and that prices may sharply fall or rise over the short-term or long-term periods. These fluctuations or volatility can be significant at times and the Fund’s investments may lose value regardless of the individual performance of the companies in which the Fund invests
NORTHQUEST CAPITAL FUND INC | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund is non-diversified which means that the Fund’s portfolio consists of a small number of companies. As a consequence, your investment in the Fund has a risk that a single common stock may have a significant event, negative or positive, on the Fund's portfolio
NORTHQUEST CAPITAL FUND INC | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

[1]	The Advisor has contractually agreed through August 10, 2023 to reimburse the Fund for expenses that exceed 1.79% per year of the average total net assets of the Fund. The Fund will not refund the Advisor for these reimbursements. This total expense may not be terminated prior to the agreement date except by the Board of Directors.